Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands, except Share data	Total USD ($)	Redeemable Non-controlling Interest [Member] USD ($)	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member] USD ($)	TOTAL EQUITY Non-controlling Interests [Member] USD ($)
Beginning Balance at Dec. 31, 2013	$ 3,203,050	$ 16,564		$ 713,760	$ 435,217	$ (17,189)	$ 2,071,262
Beginning Balance, Shares at Dec. 31, 2013	70,729,399		70,729,000
Net (loss) income	33,675				(43,475)		77,150
Reclassification of redeemable non-controlling interest in net income	(2,085)	2,085					(2,085)
Other comprehensive loss	(1,665)					(835)	(830)
Dividends declared	(213,402)	(3,500)			(46,970)		(166,432)
Reinvested dividends	4			4
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 9)	44,372			44,372
Exercise of stock options and other (note 9), Shares			1,509,000
Employee stock compensation (note 9)	(2,069)			(2,069)
Dilution gain on public offering of Teekay Offshore (note 6)	1,613				1,613
Additions to non-controlling interest from equity contributions and other	30,520						30,520
Ending Balance at Jun. 30, 2014	$ 3,094,013	$ 15,149		$ 756,067	$ 346,385	$ (18,024)	$ 2,009,585
Ending Balance, Shares at Jun. 30, 2014	72,239,252		72,239,000